Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
Central Index Key	dei_EntityCentralIndexKey	0001132218
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 30, 2011
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND (Prospectus Summary) | MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVQAX
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND (Prospectus Summary) | MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVQBX
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND (Prospectus Summary) | MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVQCX
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND (Prospectus Summary) | MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVQDX
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND (Prospectus Summary) | MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVQRX
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND (Prospectus Summary) | MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class W
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVQWX

MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND (Prospectus Summary) | MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
Fund Summary
Investment Objective
Morgan Stanley International Value Equity Fund seeks long-term capital appreciation.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the

Morgan Stanley Funds. More information about these and other discounts is available from your financial adviser and in the "Share Class Arrangements"

section beginning on page 22 of this Prospectus and in the "Purchase, Redemption and Pricing of Shares" section beginning on page 50 of the Fund's Statement of

Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND		Class A		Class B		Class C		Class I	Class R	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.25%	[1]	none		none		none	none	none
Maximum deferred sales charge (load ) (as a percentage based on the lesser of the offering price or net asset value at redemption)		none	[2]	5.00%	[3]	1.00%	[3]	none	none	none
Redemption fee	[4]	2.00%		2.00%		2.00%		2.00%	2.00%	2.00%
[1]	Reduced for purchases of $25,000 and over.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
[3]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter, and the Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Share Class Arrangements" for a complete discussion of the CDSC.
[4]	Payable to the Fund on shares redeemed or exchanged within 30 days of purchase. The redemption fee is based on the redemption proceeds. See "Shareholder Information--How to Sell Shares" for more information on redemption fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND	Class A	Class B	Class C	Class I	Class R	Class W
Advisory fee	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%	0.24%	0.99%	none	0.50%	0.35%
Other expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Total annual Fund operating expenses	1.47%	1.46%	2.21%	1.22%	1.72%	1.57%

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a

5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to

Class A shares eight years after the end of the calendar month in which shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A
Class A
		667	965	1,286	2,190
Class B
Class B
		649	762	997	1,746	[1]
Class C
Class C
		324	691	1,185	2,544
Class I
Class I
		124	387	670	1,477
Class R
Class R
		175	542	933	2,030
Class W
Class W
		160	496	855	1,867
[1]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" for more information.

If You HELD Your Shares:
Expense Example, No Redemption MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A
Class A
		667	965	1,286	2,190
Class B
Class B
		149	462	797	1,746	[1]
Class C
Class C
		224	691	1,185	2,544
Class I
Class I
		124	387	670	1,477
Class R
Class R
		175	542	933	2,030
Class W
Class W
		160	496	855	1,867
[1]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" for more information.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in

Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies
The Fund will normally invest at least 80% of its assets in a diversified portfolio of common stocks and other equity securities, including depositary receipts and securities convertible into common stock, of companies located outside of the United States. These companies may be of any asset size,

including small and medium capitalization companies, and may be located in developed or emerging market countries. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund's "Sub-Advisers," Morgan Stanley Investment Management Limited and

Morgan Stanley Investment Management Company, utilize a bottom-up investment process that seeks to identify undervalued companies. In selecting portfolio investments, the Sub-Advisers first screen more than 1,000 issuers seeking to identify companies whose equity appears to be undervalued based on its analysis of price/cash flow, price/book value and/or price/earnings ratios, as well as other value-based quantitative criteria. Then, the Sub-Advisers perform an in-depth fundamental analysis of, among other things: (i) the company's balance sheet and income statements; (ii) the quality of the company's management; and

(iii) the company's business competitiveness and market positioning (including the applicable industry's structure).

The remaining 20% of the Fund's assets may be invested in equity securities of companies located in the United States.

The Fund may also use forward foreign currency exchange contracts, which are derivative instruments, in connection with its investments in foreign securities.

Principal Risks
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

• Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. A portion of the Fund's convertible investments may be rated below investment grade.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. Hedging the Fund's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund's securities are not denominated.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger,

  more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares' performance from year to year and by showing how the Fund's average annual returns for the one and five year periods and for life of Fund compared with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at

www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.

Annual Total Returns--Calendar Years

The year-to-date total return as of September 30, 2011 was -12.46%.

Best Quarter (ended June 30, 2009): 19.09%

Worst Quarter (ended September 30, 2002): -15.86%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 5 Years, Secondary	Average Annual Returns, Since Inception		Average Annual Returns, Since Inception Secondary
Class A	Class A : Return Before Taxes	[1]	0.37%	1.50%		5.05%
Class B	Class B: Return Before Taxes	[1]	0.87%	2.20%		5.16%	[2]
Class B After Taxes on Distributions	Class B: Return After Taxes on Distributions	[3]	0.19%	0.79%		4.21%	[2]
Class B After Taxes on Distributions and Sales	Class B: Return After Taxes on Distributions and Sale of Fund Shares		0.56%	1.94%		4.54%	[2]
Class C	Class C: Return Before Taxes	[1]	4.14%	1.87%		4.86%
Class I	Class I Return Before Taxes	[1]	6.18%	2.86%		5.89%
Class R	Class R: Return Before Taxes	[1]	5.61%			(3.49%)
Class W	Class W: Return Before Taxes	[1]	5.75%			(3.33%)
MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[4]	7.75%	2.46%		4.55%		(4.44%)
Lipper International Large-Cap Core Funds Index	Lipper International Large-Cap Core Funds Index (reflects no deduction for taxes)	[5]	8.82%	2.33%		4.11%		(4.84%)
[1]	Classes A, B, C and I commenced operations on April 26, 2001. Class R and Class W commenced operations on March 31, 2008.
[2]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" for more information.
[3]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
[4]	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 22 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.
[5]	The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class B shares' returns.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND (Prospectus Summary) | MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Morgan Stanley International Value Equity Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the
Morgan Stanley Funds. More information about these and other discounts is available from your financial adviser and in the "Share Class Arrangements"
section beginning on page 22 of this Prospectus and in the "Purchase, Redemption and Pricing of Shares" section beginning on page 50 of the Fund's Statement of
Additional Information ("SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Morgan Stanley Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to
Class A shares eight years after the end of the calendar month in which shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its assets in a diversified portfolio of common stocks and other equity securities, including depositary receipts and securities convertible into common stock, of companies located outside of the United States. These companies may be of any asset size, including small and medium capitalization companies, and may be located in developed or emerging market countries. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund's "Sub-Advisers," Morgan Stanley Investment Management Limited and
Morgan Stanley Investment Management Company, utilize a bottom-up investment process that seeks to identify undervalued companies. In selecting portfolio investments, the Sub-Advisers first screen more than 1,000 issuers seeking to identify companies whose equity appears to be undervalued based on its analysis of price/cash flow, price/book value and/or price/earnings ratios, as well as other value-based quantitative criteria. Then, the Sub-Advisers perform an in-depth fundamental analysis of, among other things: (i) the company's balance sheet and income statements; (ii) the quality of the company's management; and
(iii) the company's business competitiveness and market positioning (including the applicable industry's structure).

The remaining 20% of the Fund's assets may be invested in equity securities of companies located in the United States.

The Fund may also use forward foreign currency exchange contracts, which are derivative instruments, in connection with its investments in foreign securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

• Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. A portion of the Fund's convertible investments may be rated below investment grade.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. Hedging the Fund's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund's securities are not denominated.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares' performance from year to year and by showing how the Fund's average annual returns for the one and five year periods and for life of Fund compared with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at
www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares' performance from year to year and by showing how the Fund's average annual returns for the one and five year periods and for life of Fund compared with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 869-NEWS
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns--Calendar Years
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
The year-to-date total return as of September 30, 2011 was -12.46%.

Best Quarter (ended June 30, 2009): 19.09%
Worst Quarter (ended September 30, 2002): -15.86%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class B shares' returns.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2010
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND (Prospectus Summary) | MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.86%)
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 5 Years, Secondary	ck0001132218_AverageAnnualReturnYear05Secondary
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Average Annual Returns, Since Inception Secondary	ck0001132218_AverageAnnualReturnSinceInceptionSecondary	(4.44%)
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Lipper International Large-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper International Large-Cap Core Funds Index (reflects no deduction for taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.33%
Average Annual Returns, 5 Years, Secondary	ck0001132218_AverageAnnualReturnYear05Secondary
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Average Annual Returns, Since Inception Secondary	ck0001132218_AverageAnnualReturnSinceInceptionSecondary	(4.84%)
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%	[3]
Maximum deferred sales charge (load ) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)	[5]
Advisory fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	667
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	965
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,286
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	667
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	965
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,286
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A : Return Before Taxes	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load ) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[7]
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)	[5]
Advisory fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.46%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	649
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	762
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	997
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,746	[8]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	149
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	797
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,746	[8]
Annual Return 2002	rr_AnnualReturn2002	(6.10%)
Annual Return 2003	rr_AnnualReturn2003	30.64%
Annual Return 2004	rr_AnnualReturn2004	18.13%
Annual Return 2005	rr_AnnualReturn2005	5.05%
Annual Return 2006	rr_AnnualReturn2006	21.13%
Annual Return 2007	rr_AnnualReturn2007	9.02%
Annual Return 2008	rr_AnnualReturn2008	(33.67%)
Annual Return 2009	rr_AnnualReturn2009	21.71%
Annual Return 2010	rr_AnnualReturn2010	5.87%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B: Return Before Taxes	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.16%	[8]
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B: Return After Taxes on Distributions	[9]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.21%	[8]
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B: Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.54%	[8]
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load ) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)	[5]
Advisory fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	324
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	691
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,544
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	691
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,185
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,544
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C: Return Before Taxes	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load ) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)	[5]
Advisory fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.22%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	124
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	387
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	670
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,477
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load ) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)	[5]
Advisory fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	175
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	542
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	933
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,030
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R: Return Before Taxes	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.49%)
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load ) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)	[5]
Advisory fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.57%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	160
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	496
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,867
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class W: Return Before Taxes	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.33%)

[1]	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 22 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.
[2]	The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. There are currently 30 funds represented in this Index.
[3]	Reduced for purchases of $25,000 and over.
[4]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
[5]	Payable to the Fund on shares redeemed or exchanged within 30 days of purchase. The redemption fee is based on the redemption proceeds. See "Shareholder Information--How to Sell Shares" for more information on redemption fees.
[6]	Classes A, B, C and I commenced operations on April 26, 2001. Class R and Class W commenced operations on March 31, 2008.
[7]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter, and the Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Share Class Arrangements" for a complete discussion of the CDSC.
[8]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" for more information.
[9]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.